Pension Benefits - Summary of principal assumptions used for the purposes of the actuarial valuations (Detail) - Pension defined benefit plans [member] - $ / t	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Defined obligation and past service cost	4.85%	4.99%
Net interest cost	4.78%	4.94%
Current service cost	4.85%	5.05%
Interest cost on current service cost	4.84%	5.00%
Discount rate for determination of defined benefit obligation	4.60%	4.84%
Mortality	105	105
Until 2027 [Member]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Ultimate rate of compensation increase	3.00%	3.00%
After 2027 [Member]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Ultimate rate of compensation increase	2.00%	2.00%